Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents

in € thousand	June 30, 2026	December 31, 2025
Cash at bank	121,526	109,650
CASH AND CASH EQUIVALENTS	121,526	109,650